Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
The following table presents amounts received from related parties for management fees and dividends for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019		2018		2017
	Management fees	Dividends	Management fees	Dividends	Management fees	Dividends
AerDragon	$675	$1,667	$497	$1,667	$507	$3,333
ACSAL	480	1,088	480	1,119	480	1,949
AerLift	1,360	393	1,677	394	1,808	3,023
	$2,515	$3,148	$2,654	$3,180	$2,795	$8,305

AerCap Partners I
During the year ended December 31, 2019, we sold four aircraft to a subsidiary of our joint venture partner in AerCap Partners I.
Purchase of shares
During the year ended December 31, 2019, a member of senior management sold 39,600 ordinary shares to the Company at fair value on the date of the sale for an aggregate sale price of $1.8 million. The proceeds were used to pay taxes in 2019 in connection with his share awards.
Waha Capital PJSC transaction
During the year ended December 31, 2019, we repurchased 2,427,790 AerCap ordinary shares from Waha Capital PJSC on the date of the sale for an aggregate sale price of $144.8 million. As of December 31, 2019, Waha Capital PJSC is no longer a shareholder of AerCap.